INVESTMENTS - Schedule of Allowance for Credit Losses for AFS Debt Securities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of year		$ 5	$ 0
Gross write-offs		0	0
Gross recoveries		0	2
Net credit losses (NCLs)		0	2
Credit losses on securities without previous credit losses		3	8
Net reserve builds (releases) on securities with previous credit losses		0	(3)
Total provision for credit losses	[1]	3	3	$ 0
Initial allowance on newly purchased credit-deteriorated securities during the year		0	0
Allowance for credit losses at end of year		8	5	0
Mortgage-backed securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of year		0	0
Gross write-offs		0	0
Gross recoveries		0	0
Net credit losses (NCLs)		0	0
Credit losses on securities without previous credit losses		0	0
Net reserve builds (releases) on securities with previous credit losses		0	0
Total provision for credit losses		0	0
Initial allowance on newly purchased credit-deteriorated securities during the year		0	0
Allowance for credit losses at end of year		0	0	0
U.S. Treasury and federal agency securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of year		0	0
Gross write-offs		0	0
Gross recoveries		0	0
Net credit losses (NCLs)		0	0
Credit losses on securities without previous credit losses		0	0
Net reserve builds (releases) on securities with previous credit losses		0	0
Total provision for credit losses		0	0
Initial allowance on newly purchased credit-deteriorated securities during the year		0	0
Allowance for credit losses at end of year		0	0	0
State and municipal
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of year		0	0
Gross write-offs		0	0
Gross recoveries		0	0
Net credit losses (NCLs)		0	0
Credit losses on securities without previous credit losses		0	0
Net reserve builds (releases) on securities with previous credit losses		0	0
Total provision for credit losses		0	0
Initial allowance on newly purchased credit-deteriorated securities during the year		0	0
Allowance for credit losses at end of year		0	0	0
Foreign government
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of year		0	0
Gross write-offs		0	0
Gross recoveries		0	0
Net credit losses (NCLs)		0	0
Credit losses on securities without previous credit losses		0	3
Net reserve builds (releases) on securities with previous credit losses		0	(3)
Total provision for credit losses		0	0
Initial allowance on newly purchased credit-deteriorated securities during the year		0	0
Allowance for credit losses at end of year		0	0	0
Corporate
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of year		5	0
Gross write-offs		0	0
Gross recoveries		0	2
Net credit losses (NCLs)		0	2
Credit losses on securities without previous credit losses		3	5
Net reserve builds (releases) on securities with previous credit losses		0	0
Total provision for credit losses		3	3
Initial allowance on newly purchased credit-deteriorated securities during the year		0	0
Allowance for credit losses at end of year		$ 8	$ 5	$ 0

[1]	n accordance with ASC 326, which requires the provision for credit losses on AFS securities to be included in revenue.